Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000004017 | Rolls-Royce Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004017 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004017 | TotalEnergies
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004017 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004017 | UniCredit
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004017 | BAWAG Group
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004017 | Mitsubishi UFJ Financial Group
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004017 | HSBC Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004017 | Roche Holding
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004017 | AXA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004017 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000004017 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000004017 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000004017 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000004017 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000004017 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000004017 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004017 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000004017 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004017 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000004018 | Rolls-Royce Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004018 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004018 | TotalEnergies
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004018 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004018 | UniCredit
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004018 | BAWAG Group
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004018 | Mitsubishi UFJ Financial Group
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004018 | HSBC Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004018 | Roche Holding
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004018 | AXA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004018 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000004018 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000004018 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000004018 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000004018 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000004018 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000004018 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004018 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000004018 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004018 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000004019 | Rolls-Royce Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004019 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004019 | TotalEnergies
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004019 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004019 | UniCredit
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004019 | BAWAG Group
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004019 | Mitsubishi UFJ Financial Group
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004019 | HSBC Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004019 | Roche Holding
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004019 | AXA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004019 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000004019 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000004019 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000004019 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000004019 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000004019 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000004019 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004019 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000004019 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004019 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000159130 | Rolls-Royce Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159130 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159130 | TotalEnergies
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159130 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159130 | UniCredit
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159130 | BAWAG Group
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159130 | Mitsubishi UFJ Financial Group
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159130 | HSBC Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159130 | Roche Holding
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159130 | AXA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159130 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000159130 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000159130 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000159130 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000159130 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000159130 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000159130 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000159130 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000159130 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000159130 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000219338 | Rolls-Royce Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219338 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219338 | TotalEnergies
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219338 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219338 | UniCredit
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219338 | BAWAG Group
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219338 | Mitsubishi UFJ Financial Group
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219338 | HSBC Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219338 | Roche Holding
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219338 | AXA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219338 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000219338 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000219338 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000219338 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000219338 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000219338 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000219338 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000219338 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000219338 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000219338 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	9.80%